EQUITY (Details 2 ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes during the period in redeemable noncontrolling interest
Balance, beginning of period	$ 457	$ 426
Increase in redemption value	231
Net income attributable to redeemable noncontrolling interest	20	31
Balance, end of period	$ 708	$ 457